SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Disclosure Of Classes Of Share Capital [Abstract]
SHARE CAPITAL [Text Block]

13.  SHARE CAPITAL

(a)  Management of Capital

The Company considers the items included in the consolidated statement of changes in equity as capital. The Company's objective when managing capital is to safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders. The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company may issue new shares through private placements, convertible debt, asset acquisitions or return capital to shareholders. The Company's authorized share capital consists of an unlimited number of common shares with no par value. As at December 31, 2025, the Company is not subject to externally imposed capital requirements.

(b)  Public Offerings

In June 2023, the Company filed a short form base shelf prospectus that qualified for the distribution of up to $200.0 of common shares, debt securities, warrants or units of the Company comprising any combination of common shares and warrants over a 25-month period. During the year ended December 31, 2024, the Company issued 27,540,971 common shares under this at-the-market ("ATM") facility at an average price of $2.00 per share for gross proceeds of $55.2, less commission of $1.1 and recognized $0.3 of other transaction costs related to the ATM financing as share issuance costs, which have been presented net within share capital.

On November 21, 2024, the Company filed a prospectus supplement to the June 2023 Base Shelf for the distribution of 15,825,000 common shares at a price of $4.60 per share through a bought deal financing. On November 27, 2024, the Company completed this prospectus offering for gross proceeds of $72.8, less commission of $3.9 and recognized $0.4 of other transaction costs related to the bought deal financing as share issuance costs, which have been presented net within share capital.

On April 8, 2025, the Company completed a $45.0 bought equity financing in order to finance a portion of cash consideration paid on the acquisition of Minera Kolpa, issuing 11,600,000 common shares at $3.88 per share. On April 16, 2025, underwriters exercised their over-allotment option, issuing an additional 1,285,000 common shares at $3.88 per share. The Company received gross proceeds of $50.0, less commission of $2.8 and recognized $0.6 of other transaction costs related to the financing as share issuance costs, which have been presented net within share capital.

On May 27, 2025, the Company filed an updated Base Shelf prospectus, and on July 10, 2025, issued a prospectus supplement for an offering of up to $60.0 of shares through an ATM facility. During the year ended December 31, 2025, the Company issued 3,838,915 common shares under this facility at an average price of $6.44 per share for gross proceeds of $24.7, less commission of $0.5 and recognized $0.3 of other transaction costs related to the ATM financing as share issuance costs, which have been presented net within share capital.

(c)  Stock Options

Options to purchase common shares have been granted to directors, officers, employees and consultants pursuant to the Company's current stock option plan, approved by the Company's shareholders in fiscal 2009 and amended and re-ratified in 2024, at exercise prices determined by reference to the market value on the date of grant. The stock option plan allows for, with approval by the Board, granting of options to its directors, officers, employees and consultants to acquire up to 5.0% of the issued and outstanding shares at any time.

The following table summarizes the Company's outstanding stock options:

Expressed in Canadian dollars	Years ended
	December 31, 2025		December 31, 2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of the year	3,181,491	$ 4.13	3,488,291	$ 4.24
Granted	763,530	$ 5.36	1,994,000	$ 2.94
Exercised	(2,184,107)	$ 4.56	(1,712,400)	$ 3.17
Expired and forfeited	(89,120)	$ 4.21	(588,400)	$ 3.55
Outstanding, end of the year	1,671,794	$ 4.13	3,181,491	$ 4.13
Options exercisable at the end of the year	892,416	$ 4.01	1,896,491	$ 4.82

During the year ended December 31, 2025, the weighted-average share price at the date of exercise was C$8.51 (December 31, 2024 - C$5.57).

The following table summarizes the information about stock options outstanding at December 31, 2025:

Expressed in Canadian dollars
	Options Outstanding			Options Exercisable
	Number	Weighted Average	Weighted	Number	Weighted
Exercise	Outstanding	Remaining	Average	Exercisable	Average
Price	as at	Contractual Life	Exercise	as at	Exercise
Intervals	December 31, 2025	(Number of Years)	Price	December 31, 2025	Price

$ 2.00 - $ 2.99	780,900	3.1	$ 2.89	439,100	$ 2.89
$ 4.00 - $ 4.99	204,000	2.6	$ 4.24	176,000	$ 4.18
$ 5.00 - $ 5.99	609,200	4.2	$ 5.39	199,622	$ 5.39
$ 6.00 - $ 6.99	77,694	1.0	$ 6.40	77,694	$ 6.40
	1,671,794	3.4	$ 4.13	892,416	$ 4.01

During the year ended December 31, 2025, the Company recognized share-based compensation expense of $1.4 (December 31, 2024 - $1.8) based on the fair value of the vested portion of options granted in the current and prior years.

The weighted-average fair values of stock options granted and the assumptions used to calculate the related compensation expense have been estimated using the Black-Scholes Option Pricing Model with the following assumptions:

	Years ended
	December 31, 2025	December 31, 2024
Weighted-average fair value of options in C$	$2.53	$1.40
Risk-free interest rate	2.48%	3.75%
Expected dividend yield	0%	0%
Expected share price volatility	63%	62%
Expected options life in years	3.63	3.52

Option pricing models require the input of highly subjective assumptions. The expected life of the options considered such factors as the average length of time similar option grants in the past have remained outstanding prior to exercise, expiry or cancellation and the vesting period of options granted. Volatility was estimated based on average daily volatility based on historical share price observations over the expected term of the option grant. Changes in the subjective input assumptions can materially affect the estimated fair value of the options. The Company amortizes the fair value of stock options on a graded basis over the respective vesting period of each tranche of stock options awarded. As at December 31, 2025, the unvested stock option expense not yet recognized was $0.4 (December 31, 2024 - $0.5) which is expected to be recognized over the next 17 months.

(d) Share Units Plan

On March 23, 2021, the Company adopted an equity-based Share Unit Plan (“SUP”), which was approved by the Company’s shareholders on May 12, 2021. The SUP allows for, with approval by the Board, granting of PSUs, DSUs and RSUs, to its directors, officers, and employees to acquire up to 1.5% of the issued and outstanding shares. The SUP incorporates all existing PSUs under the former PSU plan and any new share units granted will be settled by cash, shares, or a combination of cash and shares at the discretion of the Board of Directors..

Performance Share Units (PSUs)

The PSUs granted are subject to a performance payout multiplier between 0% and 200% based on the Company's total shareholder return at the end of a three-year period, relative to the total shareholder return of the Company's peer group.

	Years ended
	December 31, 2025	December 31, 2024
	Number of units	Number of units

Outstanding, beginning of the year	1,078,000	878,000
Granted	299,900	635,000
Cancelled	(163,000)	(435,000)
Outstanding, end of the year	1,214,900	1,078,000

Performance criteria are based on the Company's share price performance relative to a representative group of other mining companies. On March 24, 2025, 163,000 PSUs were cancelled as the performance criteria were not met. Of the outstanding PSUs, 320,000 vest on March 6, 2026, 595,000 vest on March 12, 2027, and 299,900 vest on April 1, 2028 once certain performance criteria are met.

During the year ended December 31, 2025, the Company recognized share-based compensation expense of $1.4 related to the PSUs (December 31, 2024 - $0.9).

Deferred share units (DSUs) - Equity Settled

The DSUs granted are vested immediately and are redeemable for shares at the time of a director's retirement.

	Years ended
	December 31, 2025	December 31, 2024
	Number of units	Number of units

Outstanding, beginning of the year	564,841	330,078
Granted	136,969	234,763
Settled	(103,373)	-
Outstanding, end of the year	598,437	564,841

During the year ended December 31, 2025, the Company recognized share-based compensation expense of $0.6 related to the DSUs (December 31, 2024 - $0.5).

Restricted Share Units (RSUs)

The Company may award to its directors and employees non-transferable RSUs. The awards typically vest over a three-year period and at the election of the Company can be settled in equity upon vesting.

	Years ended
Number of Units	December 31, 2025	December 31, 2024

Outstanding, beginning of period	-	-
Granted	374,310	-
Cancelled	(10,790)	-
Outstanding, end of period	363,520	-

During the year ended December 31, 2025, the Company recognized share-based compensation expense of $0.5 related to the RSUs (December 31, 2024 - $0).

(e) Historical Cash Settled Deferred Share Units

The Company previously had a deferred share unit plan whereby deferred share units were granted to independent directors of the Company. These cash settled deferred share units vested immediately and are redeemable for cash, based on the market value of the units at the time of a director's retirement. Upon adoption of the SUP plan in March 2021, no new cash settled deferred share units will be granted.

	Years ended
	December 31, 2025		December 31, 2024
	Number of Units	Weighted Average Grant Price	Number of Units	Weighted Average Grant Price

Outstanding, beginning of year	1,044,204	$3.19	1,044,204	$3.19
Settled	(101,576)	$2.74	-	$0.00
Outstanding, end of year	942,628	$3.24	1,044,204	$3.19
Fair value at end of year	942,628	$12.91	1,044,204	$5.27

The fair value per unit at December 31, 2025, was C$12.91 (December 31, 2024 - C$5.27).

During the year ended December 31, 2025, the Company recognized a mark to market expense on directors' compensation related to these DSUs, which is included in general and administrative salaries, wages and benefits, of $5.0 (December 31, 2024 - a recovery of $1.8) based on the change in the fair value of the DSUs granted in prior years.

As of December 31, 2025, there are 942,628 deferred share units outstanding (December 31, 2024 - 1,044,204) with a fair market value of $8.9 (December 31, 2024 - $3.8) recognized in accounts payable, accrued liabilities and other current liabilities.

(f) Diluted Earnings per Share

	Years ended
	December 31,	December 31,
	2025	2024

Net loss	$(119.1)	$(31.5)
Basic weighted average number of shares outstanding (in thousands)	283,078	242,181
Effect of dilutive securities:
Stock options	-	-
Equity settled deferred share units	-	-
Performance share units	-	-
Diluted weighted average number of share outstanding (in thousands)	283,078	242,181

Diluted loss per share	$(0.42)	$(0.13)

As of December 31, 2025, there are 31,949,801 anti-dilutive instruments (December 31, 2024 – 949,291).